Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Accounts Payable

	12/31/2020	12/31/2019

Dividends payable (i)	123,191	34,410
Rent payable – prior month expense	1,673	1,260
Funds quotas acquisition (ii)	—	1,835
Other payables	964	197

	125,828	37,702

Current	125,795	37,669
Non-current	33	33